SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details) - USD ($)	Mar. 31, 2018	Sep. 30, 2017	Sep. 30, 2016
Derivative liability - Embedded conversion	$ 2,227,805	$ 4,224,528	$ 221,374
Level 1 [Member]
Derivative liability - Embedded conversion
Level 2 [Member]
Derivative liability - Embedded conversion
Level 3 [Member]
Derivative liability - Embedded conversion	$ 2,227,805	$ 4,224,528	$ 221,374